GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2015	2014
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(529,443)	(472,206)

Gaming subconcession, net	$370,557	$427,794